Income taxes - Summary of NOLs by country of origin (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Operating Loss Carryforwards [Line Items]
NOLs Amount	$ 214,313
Brazil [member]
Operating Loss Carryforwards [Line Items]
NOLs Amount	$ 79,771
NOLs carryforwards expiration description	No expiration. Offset limitation to 30% of taxable income.
Mexico [member]
Operating Loss Carryforwards [Line Items]
NOLs Amount	$ 33,433
Net operating loss carryforward expiration period	10 years
Argentina [member]
Operating Loss Carryforwards [Line Items]
NOLs Amount	$ 53,327
Net operating loss carryforward expiration period	5 years
Colombia [member]
Operating Loss Carryforwards [Line Items]
NOLs Amount	$ 1,911
Net operating loss carryforward expiration period	12 years
United States [member]
Operating Loss Carryforwards [Line Items]
NOLs Amount	$ 41,821
NOLs carryforwards expiration description	No expiration but offset limitation of 80% of the taxable income by fiscal year.
Chile [member]
Operating Loss Carryforwards [Line Items]
NOLs Amount	$ 3,169
NOLs carryforwards expiration description	No expiration.
Peru [member]
Operating Loss Carryforwards [Line Items]
NOLs Amount	$ 881
NOLs carryforwards expiration description	No expiration, but offset limitation of 50% of the taxable income by fiscal year.